Shareholder Report, Line Graph (Details) 196136_Truth Social God Bless America ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Oct. 10, 2022	Aug. 31, 2026
Truth Social God Bless America ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Truth Social God Bless America ETF NAV
Accumulated Value	$ 22,450	$ 18,934	$ 13,876	$ 10,000	$ 23,384
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	$ 18,666	$ 16,108	$ 12,670	$ 10,000	$ 22,470